Property, Plant and Equipment - Gross Cost, Accumulated Depreciation and Impairment Losses of Property, Plant and Equipment (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ 23,769	€ 32,228	€ 33,295
Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	100,192	121,259
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(76,088)	(88,949)
Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(335)	(82)
Land and buildings
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,829	3,603	4,310
Land and buildings | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	8,735	10,588
Land and buildings | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(5,861)	(6,975)
Land and buildings | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(45)	(10)
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	18,676	25,006	25,346
Plant and machinery | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	85,230	101,249
Plant and machinery | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(66,289)	(76,186)
Plant and machinery | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(265)	(57)
Furniture, tools and other items
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	623	1,248	1,201
Furniture, tools and other items | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	4,573	7,041
Furniture, tools and other items | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(3,938)	(5,788)
Furniture, tools and other items | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(12)	(5)
PP&E in progress
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,641	2,371	€ 2,438
PP&E in progress | Gross cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,654	2,381
PP&E in progress | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	0	0
PP&E in progress | Impairment losses
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	€ (13)	€ (10)